Shareholder Report, Line Graph (Details) - USD ($)	Jun. 24, 2015	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000242831
Account Value [Line Items]
Line Graph and Table Measure Name	Hull Tactical US ETF
Account Value	$ 10,000	$ 26,436	$ 18,488	$ 16,686	$ 18,185	$ 13,631	$ 12,994	$ 11,989	$ 11,693	$ 10,505	$ 9,812
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	$ 32,048	$ 23,220	$ 21,082	$ 24,689	$ 17,276	$ 15,747	$ 13,773	$ 12,831	$ 10,378	$ 9,930